Statement of Cash Flows - Non-financial Services and Financial Services Businesses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net income	¥ 1,991,648	¥ 1,083,482	¥ 368,302
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,250,853	1,105,109	1,067,830
Provision for doubtful accounts and credit losses	49,718	27,367	9,623
Pension and severance costs, less payments	20,654	(20,429)	16,711
Losses on disposal of fixed assets	28,657	32,221	33,528
Unrealized losses on available-for-sale securities, net	6,197	2,104	53,831
Deferred income taxes	(56,279)	160,008	6,395
Equity in earnings of affiliated companies	(318,376)	(231,519)	(197,701)
Changes in operating assets and liabilities, and other	672,963	292,973	93,916
Net cash provided by operating activities	3,646,035	2,451,316	1,452,435
Cash flows from investing activities
Additions to finance receivables	(11,953,064)	(10,004,928)	(8,333,248)
Collection of and proceeds from sales of finance receivables	11,025,353	9,102,856	8,061,710
Additions to fixed assets excluding equipment leased to others	(970,021)	(854,561)	(723,537)
Additions to equipment leased to others	(1,708,670)	(1,119,591)	(808,545)
Proceeds from sales of fixed assets excluding equipment leased to others	39,191	39,191	36,633
Proceeds from sales of equipment leased to others	744,339	533,441	431,313
Purchases of marketable securities and security investments	(4,738,278)	(3,412,423)	(3,173,634)
Proceeds from sales of and maturity of marketable securities and security investments	3,319,327	2,669,091	2,856,825
Payment for additional investments in affiliated companies, net of cash acquired	6,603	16,216	(147)
Changes in investments and other assets, and other	(101,028)	3,396	209,972
Net cash used in investing activities	(4,336,248)	(3,027,312)	(1,442,658)
Cash flows from financing activities
Proceeds from issuance of long-term debt	3,890,310	3,191,223	2,394,807
Payments of long-term debt	(2,988,923)	(2,682,136)	(2,867,572)
Increase (decrease) in short-term borrowings	467,976	201,261	311,651
Dividends paid to Toyota Motor Corporation shareholders	(396,030)	(190,008)	(156,785)
Dividends paid to noncontrolling interests	(63,065)	(45,640)	(37,356)
Reissuance (repurchase) of treasury stock	9,212	2,542	(92)
Net cash provided by (used in) financing activities	919,480	477,242	(355,347)
Effect of exchange rate changes on cash and cash equivalents	93,606	137,851	(55,939)
Net increase (decrease) in cash and cash equivalents	322,873	39,097	(401,509)
Cash and cash equivalents at beginning of year	1,718,297	1,679,200	2,080,709
Cash and cash equivalents at end of year	2,041,170	1,718,297	1,679,200
Non Financial Services Businesses
Cash flows from operating activities
Net income	1,792,162	883,073	186,159
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	812,957	768,581	769,073
Provision for doubtful accounts and credit losses	3,405	1,745	5,843
Pension and severance costs, less payments	21,842	(23,514)	15,410
Losses on disposal of fixed assets	27,925	32,005	33,448
Unrealized losses on available-for-sale securities, net	560	2,104	53,831
Deferred income taxes	(108,318)	89,834	(82,792)
Equity in earnings of affiliated companies	(316,612)	(230,078)	(196,544)
Changes in operating assets and liabilities, and other	1,010,360	472,514	182,931
Net cash provided by operating activities	3,244,281	1,996,264	967,359
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(956,232)	(839,756)	(713,867)
Additions to equipment leased to others	(97,515)	(129,070)	(135,054)
Proceeds from sales of fixed assets excluding equipment leased to others	38,311	38,051	36,203
Proceeds from sales of equipment leased to others	35,995	68,571	20,689
Purchases of marketable securities and security investments	(4,227,802)	(2,980,821)	(2,565,772)
Proceeds from sales of and maturity of marketable securities and security investments	2,813,373	2,285,566	2,227,812
Payment for additional investments in affiliated companies, net of cash acquired	6,603	16,216	(147)
Changes in investments and other assets, and other	(125,353)	17,206	213,957
Net cash used in investing activities	(2,512,620)	(1,524,037)	(916,179)
Cash flows from financing activities
Proceeds from issuance of long-term debt	121,723	182,114	39,803
Payments of long-term debt	(169,233)	(328,380)	(294,646)
Increase (decrease) in short-term borrowings	21,808	(162,782)	238,072
Dividends paid to Toyota Motor Corporation shareholders	(396,030)	(190,008)	(156,785)
Dividends paid to noncontrolling interests	(63,065)	(45,640)	(37,356)
Reissuance (repurchase) of treasury stock	9,212	2,542	(92)
Net cash provided by (used in) financing activities	(475,585)	(542,154)	(211,004)
Effect of exchange rate changes on cash and cash equivalents	48,375	72,700	(36,093)
Net increase (decrease) in cash and cash equivalents	304,451	2,773	(195,917)
Cash and cash equivalents at beginning of year	1,107,409	1,104,636	1,300,553
Cash and cash equivalents at end of year	1,411,860	1,107,409	1,104,636
Financial Services Business
Cash flows from operating activities
Net income	199,517	200,258	182,191
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	437,896	336,528	298,757
Provision for doubtful accounts and credit losses	46,313	25,622	3,780
Pension and severance costs, less payments	(1,188)	3,085	1,301
Losses on disposal of fixed assets	732	216	80
Unrealized losses on available-for-sale securities, net	5,636
Deferred income taxes	51,995	70,743	89,199
Equity in earnings of affiliated companies	(1,764)	(1,441)	(1,157)
Changes in operating assets and liabilities, and other	(269,875)	32,066	(73,020)
Net cash provided by operating activities	469,262	667,077	501,131
Cash flows from investing activities
Additions to finance receivables	(20,598,521)	(16,877,678)	(13,455,792)
Collection of and proceeds from sales of finance receivables	19,612,456	15,784,681	13,168,058
Additions to fixed assets excluding equipment leased to others	(13,789)	(14,805)	(9,670)
Additions to equipment leased to others	(1,611,155)	(990,521)	(673,491)
Proceeds from sales of fixed assets excluding equipment leased to others	880	1,140	430
Proceeds from sales of equipment leased to others	708,344	464,870	410,624
Purchases of marketable securities and security investments	(510,476)	(431,602)	(607,862)
Proceeds from sales of and maturity of marketable securities and security investments	505,954	383,525	629,013
Changes in investments and other assets, and other	(4,607)	(77,848)	(12,206)
Net cash used in investing activities	(1,910,914)	(1,758,238)	(550,896)
Cash flows from financing activities
Proceeds from issuance of long-term debt	3,780,228	3,089,484	2,379,152
Payments of long-term debt	(2,831,116)	(2,415,566)	(2,608,135)
Increase (decrease) in short-term borrowings	465,731	388,416	93,002
Net cash provided by (used in) financing activities	1,414,843	1,062,334	(135,981)
Effect of exchange rate changes on cash and cash equivalents	45,231	65,151	(19,846)
Net increase (decrease) in cash and cash equivalents	18,422	36,324	(205,592)
Cash and cash equivalents at beginning of year	610,888	574,564	780,156
Cash and cash equivalents at end of year	¥ 629,310	¥ 610,888	¥ 574,564